Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Current [Abstract]
Legal	$ 0	$ 21
Accrued environmental liabilities	17	21
Asset Retirement Obligation, Current	6	1
Other	22	18
Total Other Current Liabilities	$ 45	$ 61